UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07729

Hansberger International Series

(Exact name of Registrant as specified in charter)

399 Boylston Street, Boston, Massachusetts     02116

(Address of principal executive offices)     (Zip code)

Coleen Downs Dinneen, Esq.

NGAM Distribution, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2810

Date of fiscal year end: December 31

Date of reporting period: June 30, 2013

Item 1. Reports to Stockholders.

The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

HANSBERGER

INTERNATIONAL

SERIES

SEMIANNUAL REPORT

June 30, 2013

International Value Fund

International Growth Fund

INTERNATIONAL VALUE FUND

Average Annual Total Returns — June 30, 20132

	6 Months	1 Year	3 Years	5 Years	10 Years	Since Inception
Institutional Class (Inception 12/30/1996)	-5.58%	9.95%	6.08%	-3.05%	7.34%	—
Advisor Class (Inception 9/13/2005)	-5.59%	9.93%	5.93%	-3.18%	—	2.56%

COMPARATIVE PERFORMANCE	6 Months	1 Year	3 Years	5 Years	10 Years	Since Advisor Class Inception
MSCI ACWI ex USA[1]	0.27%	14.14%	8.48%	-0.34%	9.09%	4.50%

Past performance does not guarantee future results. The table does not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. Unlike a fund, an index is not managed and does not reflect fees and expenses.

NOTES

[1]	MSCI All Country World Index (ACWI) ex USA is an unmanaged index that is designed to measure the equity market performance of developed and emerging markets, excluding the United States.

[2]	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

INTERNATIONAL GROWTH FUND

Average Annual Total Returns — June 30, 20132

	6 Months	1 Year	3 Years	5 Years	10 Years	Since Inception
Institutional Class (Inception 6/23/2003)	0.45%	13.34%	7.31%	-1.72%	7.24%	—
Advisor Class (Inception 9/13/2005)	0.39%	13.00%	7.09%	-1.91%	—	2.85%

COMPARATIVE PERFORMANCE	6 Months	1 Year	3 Years	5 Years	10 Years	Since Advisor Class Inception
MSCI ACWI ex USA[1]	0.27%	14.14%	8.48%	-0.34%	9.09%	4.50%

Past performance does not guarantee future results. The table does not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. Unlike a fund, an index is not managed and does not reflect fees and expenses.

NOTES

[1]	MSCI All Country World Index (ACWI) ex USA is an unmanaged index that is designed to measure the equity market performance of developed and emerging markets, excluding the United States.

[2]	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

ADDITIONAL INFORMATION

If you wish to communicate with the Funds’ Board of Trustees, you may do so by writing to: Secretary of the Funds, NGAM Advisors, L.P., 399 Boylston Street, Boston, MA 02116.

The correspondence must a) be in writing; b) be signed by the shareholder; c) include the shareholder’s name and address; and d) identify the Fund, account number, share class, and number of shares held in that Fund, as of a recent date.

Or by e-mail at:

secretaryofthefunds@ngam.natixis.com

(Communications regarding recommendations for Trustee candidates may not be submitted by e-mail.)

Please note: Unlike written correspondence, e-mail is not secure. Please do NOT include your account number, Social Security number, PIN, or any other non-public, personal information in an e-mail communication because this information may be viewed by others.

ADDITIONAL INDEX INFORMATION

This document may contain references to third party copyrights, indexes, and trademarks, each of which is the property of its respective owner. Such owner is not affiliated with Natixis Global Asset Management or any of its related or affiliated companies (collectively “NGAM”) and does not sponsor, endorse or participate in the provision of any NGAM services, funds or other financial products.

The index information contained herein is derived from third parties and is provided on an “as is” basis. The user of this information assumes the entire risk of use of this information. Each of the third party entities involved in compiling, computing or creating index information, disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to such information.

PROXY VOTING INFORMATION

A description of the funds’ proxy voting policies and procedures is available without charge, upon request, by calling Hansberger Funds at 800-414-6927; at ngam.natixis.com; and on the Securities and Exchange Commission’s (SEC) website at www.sec.gov. Information regarding how the funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2013 is available by calling 800-414-6927 and from the SEC website.

QUARTERLY PORTFOLIO SCHEDULES

The funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

UNDERSTANDING FUND EXPENSES

As a mutual fund shareholder you incur ongoing costs, including management fees and other fund expenses. These costs are described in more detail in the Funds’ prospectus. The examples below are intended to help you understand the ongoing costs of investing in the Funds and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table for each class of Fund shares shows the actual account values and actual Fund expenses you would have paid on a $1,000 investment in the Fund from January 1, 2013 through June 30, 2013. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, $8,600 account value divided by $1,000 = 8.6) and multiply the result by the number in the Expenses Paid During Period column as shown below for your class.

The second line in the table for each class of Fund shares provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs. Therefore, the second line in the table of each Fund is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different Funds.

INTERNATIONAL VALUE FUND	BEGINNING ACCOUNT VALUE 1/1/2013	ENDING ACCOUNT VALUE 6/30/2013	EXPENSES PAID DURING PERIOD* 1/1/2013 – 6/30/2013
INSTITUTIONAL CLASS
Actual	$1,000.00	$944.20	$5.40
Hypothetical (5% return before expenses)	$1,000.00	$1,019.24	$5.61
ADVISOR CLASS
Actual	$1,000.00	$944.10	$6.12
Hypothetical (5% return before expenses)	$1,000.00	$1,018.50	$6.36

*	Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 1.12% and 1.27% for Institutional and Advisor Class, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, divided by 365 (to reflect the half-year period).

INTERNATIONAL GROWTH FUND	BEGINNING ACCOUNT VALUE 1/1/2013	ENDING ACCOUNT VALUE 6/30/2013	EXPENSES PAID DURING PERIOD* 1/1/2013 – 6/30/2013
INSTITUTIONAL CLASS
Actual	$1,000.00	$1,004.50	$4.67
Hypothetical (5% return before expenses)	$1,000.00	$1,020.13	$4.71
ADVISOR CLASS
Actual	$1,000.00	$1,003.90	$5.81
Hypothetical (5% return before expenses)	$1,000.00	$1,018.99	$5.86

*	Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement for Advisor Class): 0.94% and 1.17% for Institutional and Advisor Class, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, divided by 365 (to reflect the half-year period).

BOARD APPROVAL OF THE EXISTING ADVISORY AGREEMENT

The Board of Trustees of the Trust (the “Board”), including the Independent Trustees, considers matters bearing on the Funds’ advisory agreement (the “Agreement”) at most of its meetings throughout the year. Each year, usually in the spring, the Contract Review and Governance Committee of the Board meets to review the Agreement to determine whether to recommend that the full Board approve the continuation of the Agreement, typically for an additional one-year period. After the Committee has made its recommendation, the full Board, including the Independent Trustees, determines whether to approve the continuation of the Agreement.

In connection with these meetings, the Trustees receive materials that the Funds’ investment adviser (the “Adviser”) believes to be reasonably necessary for the Trustees to evaluate the Agreement. These materials generally include, among other items, (i) information on the investment performance of the Funds and the performance of peer groups and categories of funds and the Funds’ performance benchmarks, (ii) information on the Funds’ advisory fees, and other expenses, including information comparing the Funds’ expenses to the fees charged to institutional accounts with similar strategies managed by the Adviser, if any, and to those of peer groups of funds and information about any applicable expense caps and fee “breakpoints,” (iii) sales and redemption data in respect of the Funds, (iv) information about the profitability of the Agreement to the Adviser and (v) information obtained through the completion by the Adviser of a questionnaire distributed on behalf of the Trustees. The Board, including the Independent Trustees, also consider other matters such as (i) the Adviser’s financial results and/or financial condition, (ii) each Fund’s investment objective and strategies and the size, education and experience of the Adviser’s investment staff and its use of technology, external research and trading cost measurement tools, (iii) arrangements in respect of the distribution of the Funds’ shares and the related costs, (iv) the procedures employed to determine the value of the Funds’ assets, (v) the allocation of the Funds’ brokerage, if any, including, if applicable, allocations to brokers affiliated with the Adviser and the use of “soft” commission dollars to pay Fund expenses and to pay for research and other similar services, (vi) the resources devoted to, and the record of compliance with, the Funds’ investment policies and restrictions, policies on personal securities transactions and other compliance policies, (vii) information about amounts invested by the Funds’ portfolio managers in the Funds or in similar accounts that they manage and (viii) the general economic outlook with particular emphasis on the mutual fund industry. Throughout the process, the Trustees are afforded the opportunity to ask questions of and request additional materials from the Adviser.

In addition to the materials requested by the Trustees in connection with their annual consideration of the continuation of the Agreement, the Trustees receive materials in advance of each regular quarterly meeting of the Board that provide detailed information about the Funds’ investment performance and the fees charged to the Funds for advisory and other services. This information generally includes, among other things, an internal performance rating for each Fund based on agreed upon criteria, graphs showing each Fund’s performance and fee differentials against each Fund’s peer group/category, performance ratings provided by a third-party, total return information for various periods, and third-party performance rankings for various periods comparing a Fund against similarly categorized funds. The portfolio management team for each Fund or other representatives of the Adviser make periodic presentations to the Contract Review and Governance Committee and/or the full Board, and Funds identified as presenting possible performance concerns may be subject to more frequent board presentations and reviews. In addition, each quarter the Trustees are provided with detailed statistical information about each Fund’s portfolio. The Trustees also receive periodic updates between meetings.

The Board most recently approved the continuation of the Agreement at their meeting held in June 2013. The Agreement was continued for a one-year period for the Funds. In considering whether to approve the continuation of the Agreement, the Board, including the Independent Trustees, did not identify any single factor as determinative. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Matters considered by the Trustees, including the Independent Trustees, in connection with their approval of the Agreement included, but were not limited to, the factors listed below.

The nature, extent and quality of the services provided to the Funds under the Agreement. The Trustees considered the nature, extent and quality of the services provided by the Adviser and its affiliates to the Funds and the resources dedicated to the Funds by the Adviser and its affiliates.

The Trustees considered not only the advisory services provided by the Adviser to the Funds, but also the administrative services provided by NGAM Advisors, L.P. (“NGAM Advisors”) and its affiliates to the Funds. For each Fund, the Trustees also considered the benefits to shareholders of investing in a mutual fund that is part of a family of funds that offers shareholders the right to exchange shares of one type of fund for shares of another type of fund, and provides a variety of fund and shareholder services.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreement, that the nature, extent and quality of services provided supported the renewal of the Agreement.

Investment performance of the Funds and the Adviser. As noted above, the Trustees received information about the performance of the Funds over various time periods, including information that compared the performance of the Funds to the performance of peer groups and categories of funds and the Fund’s respective performance benchmarks. In addition, the Trustees also reviewed data prepared by an independent third party that analyzed the performance of the Funds using a variety of performance metrics, including metrics that also measured the performance of the Funds on a risk adjusted basis.

With respect to each Fund, the Board concluded that the Fund’s performance or other relevant factors supported the renewal of the Agreement relating to that Fund. In the case of each Fund that had performance that lagged that of a relevant peer group and/or category for certain (although not necessarily all) periods, the Board concluded that other factors relevant to performance supported renewal of the Agreement. These factors included one or more of the following: (1) that the underperformance was attributable, to a significant extent, to investment decisions (such as security selection or sector allocation) by the Fund’s Adviser that were reasonable and consistent with the Fund’s investment objective and policies (2) that the Fund’s more recent performance, although lagging for certain periods, outperformed relevant performance benchmarks or peer groups; and (3) that the Fund’s more recent performance, although lagging for certain periods, was competitive when compared to its category.

The Trustees also considered the Adviser’s performance and reputation generally, the performance of the fund family generally, and the historical responsiveness of the Adviser to Trustee concerns about performance and the willingness of the Adviser to take steps intended to improve performance.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreement, that the performance of the Funds and the Adviser supported the renewal of the Agreement.

The costs of the services to be provided and profits to be realized by the Adviser and its affiliates from their respective relationships with the Funds. The Trustees considered the fees charged to the Funds for advisory services as well as the total expense levels of the Funds. This information included comparisons (provided both by management and also by an independent third party) of the Funds’ advisory fees and total expense levels to those of their peer groups and information about the advisory fees charged by the Adviser to comparable accounts (such as institutional separate accounts), as well as information about differences in such fees and the reasons for any such differences. In considering the fees charged to comparable accounts, the Trustees considered, among other things, management’s representations about the differences between managing mutual funds as compared to other types of accounts, including the additional resources required to effectively manage and the greater regulatory costs associated with the management of mutual fund assets. In evaluating each Fund’s advisory fee, the Trustees also took into account the demands, complexity and quality of the investment management of such Fund and the need for the Adviser to offer competitive compensation. The Trustees considered that over the past several years, management had made recommendations regarding reductions in advisory fee rates, implementation of advisory fee breakpoints and the institution of advisory fee waivers and expense caps for various funds in the fund family. They noted that both of the Funds have expense caps in place, and they considered the amounts waived or reimbursed by the Adviser under the caps.

The Trustees also considered the compensation directly or indirectly received by the Adviser and its affiliates from their relationships with the Funds. The Trustees reviewed information provided by management as to the profitability of the Adviser and its affiliates’ relationships with the Funds, and information about the allocation of expenses used to calculate profitability. They also reviewed information provided by management about the effect of distribution costs and changes in asset levels on Adviser profitability, including information regarding resources spent on distribution activities. When reviewing profitability, the Trustees also considered information about court cases in which adviser compensation or profitability were issues, the performance of the relevant Funds, the expense levels of the Funds, and whether the Adviser had implemented breakpoints and/or expense caps with respect to such Funds.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreement, that the advisory fee charged to each of the Funds was fair and reasonable, and that the costs of these services generally and the related profitability of the Adviser and its affiliates in respect of their relationships with the Funds supported the renewal of the Agreement.

Economies of Scale. The Trustees considered the existence of any economies of scale in the provision of services by the Adviser and whether those economies are shared with the Funds through breakpoints in their investment advisory fees or other means, such as expense waivers or caps. The Trustees also discussed with management the factors considered with respect to the implementation of breakpoints in investment advisory fees or expense waivers or caps for certain funds. Management explained that a number of factors are taken into account in considering the possible implementation of breakpoints or an expense cap for a fund, including, among other things, factors such as a fund’s assets, the projected growth of a fund, projected profitability and a fund’s fees and performance. With respect to economies of scale, the Trustees noted that although each Fund’s management fee was not subject to breakpoints, each Fund’s management fee was at or below the median fee for a peer group of funds and that each of the Funds was subject to an expense waiver or cap. In considering these issues, the Trustees also took note of the costs of the services provided (both on an absolute and a relative basis) and the profitability to the Adviser and its affiliates of their relationships with the Funds, as discussed above.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreement, that the extent to which economies of scale were shared with the Funds supported the renewal of the Agreement.

The Trustees also considered other factors, which included but were not limited to the following:

—	The effect of recent market and economic events on the performance, asset levels and expense ratios of each Fund.

—

Whether each Fund has operated in accordance with its investment objective and the Fund’s record of compliance with its investment restrictions, and the compliance programs of the Funds and the Adviser. They also considered the compliance-related resources the Adviser and its affiliates were providing to the Funds.

—

The nature, quality, cost and extent of administrative and shareholder services performed by the Adviser and its affiliates, both under the Agreement and under separate agreements covering administrative services

—

So-called “fallout benefits” to the Adviser, such as the engagement of affiliates of the Adviser to provide distribution, administrative and brokerage services to the Funds, and the benefits of research made available to the Adviser by reason of brokerage commissions (if any) generated by the Funds’ securities transactions. The Trustees also considered the fact that NGAM Advisors’ parent company benefits from the retention of affiliated Advisers. The Trustees considered the possible conflicts of interest associated with these fallout and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor such possible conflicts of interest.

—	The Trustees’ review and discussion of the Funds’ advisory arrangements in prior years, and management’s record of responding to Trustee concerns raised during the year and in prior years.

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Trustees, including the Independent Trustees, concluded that the existing Agreement should be continued through June 30, 2014.

INTERNATIONAL VALUE FUND — PORTFOLIO OF INVESTMENTS

Investments as of June 30, 2013 (Unaudited)

Shares	Description	Value (†)
Common Stocks — 0.0% of Net Assets
	Singapore — 0.0%
346	DBS Group Holdings Ltd.	$4,210

	Total Common Stocks (Identified Cost $4,872)	4,210

Principal Amount	Description	Value (†)
Short-Term Investments — 98.7%
$15,726,164	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/28/2013 at 0.000% to be repurchased at $15,726,164 on 7/01/2013 collateralized by $16,805,000 U.S. Treasury Bill, 1.750% due 5/15/2022 valued at $16,044,557 including accrued interest (Note 2 of Notes to Financial Statements)(a) (Identified Cost $15,726,164)	15,726,164

	Total Investments — 98.7% (Identified Cost $15,731,036)(b)	15,730,374
	Other assets less liabilities — 1.3%	202,127

	Net Assets — 100.0%	$15,932,501

(†)	See Note 2 of Notes to Financial Statements.

(a)	See Note 13 of Notes to Financial Statements.

(b)	Federal Tax Information:
	At June 30, 2013, the net unrealized depreciation on investments based on a cost of $15,731,036 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$—
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(662)

	Net unrealized depreciation	$(662)

Industry Summary at June 30, 2013 (Unaudited)

Commercial Banks	0.0%
Short-Term Investments	98.7

Total Investments	98.7
Other assets less liabilities	1.3

Net Assets	100.0%

See accompanying notes to financial statements.

INTERNATIONAL GROWTH FUND — PORTFOLIO OF INVESTMENTS

Investments as of June 30, 2013 (Unaudited)

Shares	Description	Value (†)
Common Stocks — 97.7% of Net Assets
	Australia — 2.8%
163,219	BHP Billiton Ltd.	$4,697,902
111,110	Woodside Petroleum Ltd.	3,538,620

		8,236,522

	Belgium — 1.1%
35,199	Anheuser-Busch InBev NV	3,169,076

	Brazil — 1.3%
288,883	Itau Unibanco Holding S.A., Preference ADR	3,732,368

	Canada — 4.6%
69,586	Bank of Nova Scotia	3,719,811
206,207	Cameco Corp.	4,260,236
330,227	Manulife Financial Corp.	5,284,511

		13,264,558

	China — 13.0%
3,008,000	Agile Property Holdings Ltd.	3,208,803
2,403,000	Belle International Holdings Ltd.	3,285,089
3,990,000	China Longyuan Power Group Corp., Class H	4,102,311
4,376,000	China Unicom Hong Kong Ltd.	5,769,566
570,500	Hengan International Group Co. Ltd.	6,161,861
5,880,000	Industrial & Commercial Bank of China Ltd., Class H	3,685,183
765,500	Ping An Insurance (Group) Co. of China Ltd., Class H	5,110,239
170,300	Tencent Holdings Ltd.	6,649,739

		37,972,791

	Denmark — 2.4%
24,944	Novo Nordisk A/S, Class B	3,877,853
96,123	Novozymes A/S	3,078,839

		6,956,692

	France — 4.5%
207,450	AXA S.A.	4,089,401
61,835	Gemalto NV	5,598,710
31,233	Pernod-Ricard S.A.	3,466,671

		13,154,782

	Germany — 7.2%
50,385	Adidas AG	5,446,558
223,984	Aixtron SE AG(b)	3,757,880
38,243	Bayer AG, (Registered)	4,071,752
33,012	Fresenius SE & Co. KGaA	4,063,137
32,522	Hugo Boss AG	3,576,090

		20,915,417

	Hong Kong — 1.3%
895,800	AIA Group Ltd., 144A	3,774,004

	India — 1.8%
141,581	HDFC Bank Ltd., ADR	5,130,895

	Israel — 1.2%
93,359	NICE Systems Ltd., Sponsored ADR	3,444,014

	Italy — 1.9%
625,800	Prada SpA	5,651,330

	Japan — 14.7%
105,200	Canon, Inc.	3,447,749
1,588	CyberAgent, Inc.	3,040,700
263,100	Komatsu Ltd.	6,059,702

Shares	Description	Value (†)
	Japan — continued
404,100	Rakuten, Inc.	$4,778,475
118,900	Seven & I Holdings Co. Ltd.	4,354,513
19,400	SMC Corp.	3,889,226
160,200	Softbank Corp.	9,325,231
132,300	Toyota Motor Corp.	7,980,047

		42,875,643

	Korea — 5.5%
19,906	Hyundai Glovis Co. Ltd.	3,365,840
30,124	Hyundai Motor Co.	5,908,238
11,642	Samsung Electronics Co. Ltd., GDR, 144A	6,787,286

		16,061,364

	Norway — 1.7%
243,402	Telenor ASA	4,834,697

	Singapore — 3.8%
1,610,000	Global Logistic Properties Ltd.	3,482,540
387,000	Oversea-Chinese Banking Corp. Ltd.	3,042,257
1,167,000	SembCorp Industries Ltd.	4,540,209

		11,065,006

	Spain — 1.3%
106,217	Grifols S.A.	3,902,337

	Sweden — 1.0%
195,710	Elekta AB, Class B	2,974,508

	Switzerland — 10.0%
214,570	ABB Ltd., (Registered)	4,648,005
53,348	Cie Financiere Richemont S.A., Class A	4,704,665
207,827	Credit Suisse Group AG, (Registered)	5,502,027
42,168	Holcim Ltd., (Registered)	2,935,158
60,495	Nestle S.A., (Registered)	3,969,704
43,395	Novartis AG, (Registered)	3,073,692
17,446	Roche Holding AG	4,330,047

		29,163,298

	United Kingdom — 16.6%
503,659	Aberdeen Asset Management PLC	2,931,113
224,077	ARM Holdings PLC	2,710,676
450,852	BG Group PLC	7,661,798
163,636	Diageo PLC	4,692,473
76,730	HSBC Holdings PLC, Sponsored ADR	3,982,287
533,908	Michael Page International PLC	3,020,003
342,281	Prudential PLC	5,586,975
49,475	Reckitt Benckiser Group PLC	3,499,689
287,114	Rolls-Royce Holdings PLC	4,943,639
161,235	Standard Chartered PLC	3,500,472
367,756	Vedanta Resources PLC	5,715,999

		48,245,124

	Total Common Stocks (Identified Cost $256,595,396)	284,524,426

Exchange Traded Funds — 1.0%
	United States — 1.0%
40,002	iShares MSCI EAFE Index Fund	2,295,315
15,624	iShares MSCI Emerging Markets Index Fund	602,618

	Total Exchange Traded Funds (Identified Cost $2,845,996)	2,897,933

See accompanying notes to financial statements.

INTERNATIONAL GROWTH FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2013 (Unaudited)

Principal Amount	Description	Value (†)
Short-Term Investments — 1.1%
$3,299,529	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/28/2013 at 0.000% to be repurchased at $3,299,529 on 7/01/2013 collateralized by $3,520,000 Federal National Mortgage Association, 2.230% due 12/06/2022 valued at $3,366,000 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $3,299,529)	$3,299,529

	Total Investments — 99.8% (Identified Cost $262,740,921)(a)	290,721,888
	Other assets less liabilities — 0.2%	460,626

	Net Assets — 100.0%	$291,182,514

(†)	See Note 2 of Notes to Financial Statements.

(a)	Federal Tax Information:
	At June 30, 2013, the net unrealized appreciation on investments based on a cost of $262,740,921 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$39,304,340
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(11,323,373)

	Net unrealized appreciation	$27,980,967

(b)	Non-income producing security.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2013, the value of Rule 144A holdings amounted to $10,561,290 or 3.6% of net assets.

ADR/GDR	An American Depositary Receipt or Global Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs and GDRs may be significantly influenced by trading on exchanges not located in the United States.

Industry Summary at June 30, 2013 (Unaudited)

Commercial Banks	9.3%
Insurance	8.1
Textiles, Apparel & Luxury Goods	6.6
Oil, Gas & Consumable Fuels	5.3
Pharmaceuticals	5.2
Automobiles	4.7
Semiconductors & Semiconductor Equipment	4.5
Beverages	3.9
Diversified Telecommunication Services	3.7
Metals & Mining	3.6
Machinery	3.4
Wireless Telecommunication Services	3.2
Capital Markets	2.9
Biotechnology	2.4
Real Estate Management & Development	2.3
Internet Software & Services	2.3
Personal Products	2.1
Other Investments, less than 2% each	25.2
Short-Term Investments	1.1

Total Investments	99.8
Other assets less liabilities	0.2

Net Assets	100.0%

Currency Exposure Summary at June 30, 2013 (Unaudited)

Hong Kong Dollar	16.2%
British Pound	15.2
Japanese Yen	14.7
Euro	14.1
United States Dollar	11.6
Swiss Franc	10.0
Singapore Dollar	3.8
South Korean Won	3.2
Canadian Dollar	3.1
Australian Dollar	2.8
Danish Krone	2.4
Other, less than 2% each	2.7

Total Investments	99.8
Other assets less liabilities	0.2

Net Assets	100.0%

See accompanying notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2013 (Unaudited)

	International Value Fund	International Growth Fund
ASSETS
Investments at cost	$4,872	$259,441,392
Repurchase agreement(s) at cost	15,726,164	3,299,529
Net unrealized appreciation (depreciation)	(662)	27,980,967

Investments at value	15,730,374	290,721,888
Cash	1,226	—
Foreign currency at value (identified cost $7,875 and $281,287)	7,881	279,911
Receivable for Fund shares sold	—	628
Receivable from investment adviser (Note 5)	6,312	—
Receivable for securities sold	362,119	553,810
Dividends receivable	59,006	526,973
Tax reclaims receivable	2,456	261,039

TOTAL ASSETS	16,169,374	292,344,249

LIABILITIES
Payable for securities purchased	—	749,495
Payable for Fund shares redeemed	101,697	—
Management fees payable (Note 5)	—	194,267
Deferred Trustees’ fees (Note 5)	93,847	122,097
Administrative fees payable (Note 5)	667	11,505
Payable to distributor (Note 5d)	54	151
Other accounts payable and accrued expenses	40,608	84,220

TOTAL LIABILITIES	236,873	1,161,735

NET ASSETS	$15,932,501	$291,182,514

NET ASSETS CONSIST OF:
Paid-in capital	$41,036,589	$474,805,589
Undistributed net investment income	87,593	3,016,461
Accumulated net realized loss on investments and foreign currency transactions	(25,189,639)	(214,615,648)
Net unrealized appreciation (depreciation) on investments and foreign currency translations	(2,042)	27,976,112

NET ASSETS	$15,932,501	$291,182,514

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Institutional Class:
Net assets	$12,880,556	$287,569,326

Shares of beneficial interest	1,619,931	18,569,313

Net asset value, offering and redemption price per share	$7.95	$15.49

Advisor Class:
Net assets	$3,051,945	$3,613,188

Shares of beneficial interest	384,403	233,474

Net asset value, offering and redemption price per share	$7.94	$15.48

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS

For the Six Months Ended June 30, 2013 (Unaudited)

	International Value Fund	International Growth Fund
INVESTMENT INCOME
Dividends	$337,782	$5,646,142
Interest	11	43
Less net foreign taxes withheld	(45,942)	(431,285)

	291,851	5,214,900

Expenses
Management fees (Note 5)	73,472	1,618,584
Administrative fees (Note 5)	4,323	95,277
Trustees’ fees and expenses (Note 5)	15,611	15,230
Transfer agent fees and expenses (Notes 5 and 6)	15,827	15,042
Audit and tax services fees	11,730	24,930
Custodian fees and expenses	36,532	175,623
Interest expense (Note 8)	2,136	43,635
Legal fees	176	3,123
Registration fees	15,955	19,235
Shareholder reporting expenses	9,834	14,838
Miscellaneous expenses	12,692	17,607

Total expenses	198,288	2,043,124
Less waiver and/or expense reimbursement (Note 5)	(85,783)	(7,126)

Net expenses	112,505	2,035,998

Net investment income	179,346	3,178,902

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investments	4,149,453	21,399,883
Foreign currency transactions	(16,199)	(331,148)
Net change in unrealized appreciation (depreciation) on:
Investments	(5,175,051)	(14,951,672)
Foreign currency translations	(1,437)	(9,398)

Net realized and unrealized gain (loss) on investments and foreign currency transactions	(1,043,234)	6,107,665

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(863,888)	$9,286,567

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	International Value Fund		International Growth Fund
	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
FROM OPERATIONS:
Net investment income	$179,346	$525,425	$3,178,902	$7,994,679
Net realized gain (loss) on investments and foreign currency transactions	4,133,254	(202,806)	21,068,735	19,389,147
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(5,176,488)	5,488,893	(14,961,070)	69,074,719

Net increase (decrease) in net assets resulting from operations	(863,888)	5,811,512	9,286,567	96,458,545

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Institutional Class	—	(305,653)	—	(7,547,486)
Advisor Class	—	(209,382)	—	(51,298)

Total distributions	—	(515,035)	—	(7,598,784)

NET DECREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 12)	(12,456,403)	(10,058,545)	(240,699,594)	(120,280,651)

Net decrease in net assets	(13,320,291)	(4,762,068)	(231,413,027)	(31,420,890)
NET ASSETS
Beginning of the period	29,252,792	34,014,860	522,595,541	554,016,431

End of the period	$15,932,501	$29,252,792	$291,182,514	$522,595,541

UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME	$87,593	$(91,753)	$3,016,461	$(162,441)

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period.

	International Value Fund - Institutional Class
	Period Ended June 30, 2013(a)		Year Ended December 31, 2012		Year Ended December 31, 2011		Year Ended December 31, 2010		Year Ended December 31, 2009	Year Ended December 31, 2008
Net asset value, beginning of the period	$8.42		$7.13		$9.06		$8.34		$6.18	$12.77

Income (loss) from Investment Operations:
Net investment income(b)	0.08		0.14		0.16		0.12		0.15	0.24
Net realized and unrealized gain (loss)	(0.55)		1.30		(1.81)		0.73		2.22	(5.45)

Total from Investment Operations	(0.47)		1.44		(1.65)		0.85		2.37	(5.21)

Less Distributions From:
Net investment income	—		(0.15)		(0.28)		(0.13)		(0.21)	(0.06)
Net realized capital gain	—		—		—		—		—	(1.32)

Total Distributions	—		(0.15)		(0.28)		(0.13)		(0.21)	(1.38)

Net asset value, end of the period	$7.95		$8.42		$7.13		$9.06		$8.34	$6.18

Total return(c)	(5.58)%		20.21%		(18.22)%		10.25%		38.28%	(43.37)%
Ratios to Average Net Assets:
Net assets, end of the period (000’s)	$12,881		$17,496		$14,742		$17,962		$17,917	$106,435
Net expenses(d)(e)	1.12	%(f)	1.11	%(g)	1.11	%(g)	1.07	%(h)	0.97%	0.94%
Gross expenses(e)	1.88%		1.64%		1.14%		1.14%		0.97%	0.94%
Net investment income(e)	1.87%		1.84%		1.84%		1.48%		2.30%	2.33%
Portfolio turnover rate	18%		36%		38%		41%		45%	69%

(a)	For the six months ended June 30, 2013 (Unaudited).
(b)	Per share net investment income has been calculated using the average shares outstanding during the period.
(c)	Had certain expenses not been waived/reimbursed during the period, if applicable, total returns would have been lower. Periods less than one year, if applicable, are not annualized.
(d)	The investment adviser and/or administrator contractually agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, if applicable, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year, if applicable.
(f)	Includes interest expense of 0.02%. Without this expense the ratio of net expenses would have been 1.10%.
(g)	Includes interest expense of 0.01%. Without this expense the ratio of net expenses would have been 1.10%.
(h)	Effective May 1, 2010, the expense limit increased from 0.99% to 1.10%.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period.

	International Value Fund - Advisor Class
	Period Ended June 30, 2013(a)		Year Ended December 31, 2012		Year Ended December 31, 2011		Year Ended December 31, 2010		Year Ended December 31, 2009	Year Ended December 31, 2008
Net asset value, beginning of the period	$8.41		$7.12		$9.03		$8.31		$6.17	$12.75

Income (loss) from Investment Operations:
Net investment income(b)	0.07		0.13		0.14		0.10		0.12	0.15
Net realized and unrealized gain (loss)	(0.54)		1.30		(1.80)		0.74		2.22	(5.36)

Total from Investment Operations	(0.47)		1.43		(1.66)		0.84		2.34	(5.21)

Less Distributions From:
Net investment income	—		(0.14)		(0.25)		(0.12)		(0.20)	(0.05)
Net realized capital gain	—		—		—		—		—	(1.32)

Total Distributions	—		(0.14)		(0.25)		(0.12)		(0.20)	(1.37)

Net asset value, end of the period	$7.94		$8.41		$7.12		$9.03		$8.31	$6.17

Total return(c)	(5.59)%		20.04%		(18.40)%		10.12%		38.09%	(43.50)%
Ratios to Average Net Assets:
Net assets, end of the period (000’s)	$3,052		$11,756		$19,273		$67,201		$78,470	$58,834
Net expenses(d)(e)	1.27	%(f)	1.27	%(f)	1.25	%(g)(h)	1.22	%(i)	1.15%	1.15%
Gross expenses(e)	2.70%		1.87%		1.26%		1.29%		1.17%	1.23%
Net investment income(e)	1.67%		1.65%		1.66%		1.25%		1.72%	1.85%
Portfolio turnover rate	18%		36%		38%		41%		45%	69%

(a)	For the six months ended June 30, 2013 (Unaudited).
(b)	Per share net investment income has been calculated using the average shares outstanding during the period.
(c)	Had certain expenses not been waived/reimbursed during the period, if applicable, total returns would have been lower. Periods less than one year, if applicable, are not annualized.
(d)	The investment adviser and/or administrator contractually agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, if applicable, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year, if applicable.
(f)	Includes interest expense of 0.02%. Without this expense the ratio of net expenses would have been 1.25%.
(g)	Includes interest expense of less than 0.01%.
(h)	The investment adviser voluntarily agreed to waive its management fee and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, if applicable, expenses would have been higher.
(i)	Effective May 1, 2010, the expense limit increased from 1.15% to 1.25%.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period.

	International Growth Fund - Institutional Class
	Period Ended June 30, 2013(a)		Year Ended December 31, 2012		Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009	Year Ended December 31, 2008
Net asset value, beginning of the period	$15.42		$13.11		$16.16	$15.02	$9.97	$20.66

Income (loss) from Investment Operations:
Net investment income(b)	0.12		0.21		0.21	0.15	0.14	0.25
Net realized and unrealized gain (loss)	(0.05	)(c)	2.33		(3.06)	1.14	5.06	(10.52)

Total from Investment Operations	0.07		2.54		(2.85)	1.29	5.20	(10.27)

Less Distributions From:
Net investment income	—		(0.23)		(0.20)	(0.15)	(0.15)	(0.22)
Net realized capital gain	—		—		—	—	—	(0.20)

Total Distributions	—		(0.23)		(0.20)	(0.15)	(0.15)	(0.42)

Net asset value, end of the period	$15.49		$15.42		$13.11	$16.16	$15.02	$9.97

Total return(d)	0.45%		19.37%		(17.61)%	8.63%	52.20%	(50.10)%
Ratios to Average Net Assets:
Net assets, end of the period (000’s)	$287,569		$518,186		$548,110	$608,571	$633,958	$541,198
Net expenses(e)(f)	0.94	%(g)	0.89	%(h)	0.86%	0.87%	0.88%	0.84	%(i)
Gross expenses(f)	0.94%		0.89%		0.86%	0.87%	0.88%	0.86%
Net investment income (f)	1.47%		1.44%		1.39%	1.05%	1.13%	1.58%
Portfolio turnover rate	22%		47%		62%	52%	50%	69%

(a)	For the six months ended June 30, 2013 (Unaudited).
(b)	Per share net investment income has been calculated using the average shares outstanding during the period.
(c)	The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.
(d)	Had certain expenses not been waived/reimbursed during the period, if applicable, total returns would have been lower. Periods less than one year, if applicable, are not annualized.
(e)	The investment adviser and/or administrator contractually agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, if applicable, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year, if applicable.
(g)	Includes interest expense of 0.02%. Without this expense the ratio of net expenses would have been 0.92%.
(h)	Includes interest expense of 0.01%. Without this expense the ratio of net expenses would have been 0.88%.
(i)	The investment adviser voluntarily agreed to waive its management fee and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, if applicable, expenses would have been higher.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period.

	International Growth Fund - Advisor Class
	Period Ended June 30, 2013(a)		Year Ended December 31, 2012		Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009	Year Ended December 31, 2008
Net asset value, beginning of the period	$15.42		$13.11		$16.16	$15.01	$9.96	$20.62

Income (loss) from Investment Operations:
Net investment income (b)	0.11		0.17		0.19	0.12	0.07	0.19
Net realized and unrealized gain (loss)	(0.05	)(c)	2.32		(3.07)	1.15	5.12	(10.47)

Total from Investment Operations	0.06		2.49		(2.88)	1.27	5.19	(10.28)

Less Distributions From:
Net investment income	—		(0.18)		(0.17)	(0.12)	(0.14)	(0.18)
Net realized capital gain	—		—		—	—	—	(0.20)

Total Distributions	—		(0.18)		(0.17)	(0.12)	(0.14)	(0.38)

Net asset value, end of the period	$15.48		$15.42		$13.11	$16.16	$15.01	$9.96

Total return(d)	0.39%		19.01%		(17.82)%	8.44%	52.15%	(50.25)%
Ratios to Average Net Assets:
Net assets, end of the period (000’s)	$3,613		$4,410		$5,907	$9,398	$9,982	$1,181
Net expenses(e)(f)	1.17	%(g)	1.15	%(h)	1.05%	1.10%	1.04%	1.15	%(i)(j)
Gross expenses(f)	1.51%		1.45%		1.05%	1.10%	1.04%	1.17	%(i)
Net investment income (f)	1.39%		1.15%		1.22%	0.83%	0.51%	1.22%
Portfolio turnover rate	22%		47%		62%	52%	50%	69%

(a)	For the six months ended June 30, 2013 (Unaudited).
(b)	Per share net investment income has been calculated using the average shares outstanding during the period.
(c)	The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.
(d)	Had certain expenses not been waived/reimbursed during the period, if applicable, total returns would have been lower. Periods less than one year, if applicable, are not annualized.
(e)	The investment adviser and/or administrator contractually agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, if applicable, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year, if applicable.
(g)	Includes interest expense of 0.02%. Without this expense the ratio of net expenses would have been 1.15%.
(h)	Includes interest expense of less than 0.01%.
(i)	Includes fee/expense recovery of 0.21%.
(j)	The investment adviser voluntarily agreed to waive its management fee and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, if applicable, expenses would have been higher.

See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

June 30, 2013 (Unaudited)

1.  Organization.  Hansberger International Series (the “Trust”), is organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. The Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The following funds (each individually referred to as a “Fund” and collectively as the “Funds”) are included in this report.

International Value Fund

International Growth Fund

Each Fund is a diversified investment company.

International Growth Fund offers Institutional Class and Advisor Class shares. Effective June 21, 2013, International Value Fund no longer offers Institutional and Advisor Class shares to new investors.

Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the funds in the Trust. Expenses of a Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (including transfer agent fees). Shares of each class would receive their pro rata share of the net assets of a Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.

2.  Significant Accounting Policies.  The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds’ financial statements.

a.  Valuation.  Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by independent pricing services recommended by the investment adviser and approved by the Board of Trustees. Such independent pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are generally valued on the basis of evaluated bids furnished to the Fund by an independent pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid prices may also be used to value debt and equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Forward foreign currency contracts are valued utilizing interpolated prices determined from information provided by an independent pricing service. Investments in other open-end investment companies are valued at their net asset value each day. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Funds’ investment adviser using consistently applied procedures under the general supervision of the Board of Trustees.

The Funds may hold securities traded in foreign markets. Foreign securities are valued at the closing market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued on a daily basis pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Funds may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2013 (Unaudited)

significant events that occur after the close of the foreign market and before the Funds calculate their net asset values. As of June 30, 2013, the following percentages of the Funds’ total market value of investments were fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of those securities:

Fund	Percentage
International Value Fund	—	(1)
International Growth Fund	83%

(1)	Less than 0.01%.

b.  Investment Transactions and Related Investment Income.  Investment transactions are accounted for on a trade date plus one day basis for daily net asset value calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class-specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

c.  Foreign Currency Translation.  The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

Since the values of investment securities are presented at the foreign exchange rates prevailing at the end of the period, it is not practical to isolate that portion of the results of operations arising from changes in exchange rates from fluctuations which arise due to changes in market prices of investment securities. Such changes are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, at the end of the fiscal period, resulting from changes in exchange rates.

Each Fund may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

d.  Forward Foreign Currency Contracts.  The Funds may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss reflected in the Funds’ Statements of Assets and Liabilities. The U.S. dollar value of the currencies a Fund has committed to buy or sell represents the aggregate exposure to each currency a Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Funds’ or counterparty’s net obligations under the contracts.

No forward foreign currency contracts were held by the Funds during the six months ended June 30, 2013.

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2013 (Unaudited)

e.  Federal and Foreign Income Taxes.  The Trust treats each fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of each Fund’s tax positions for the open tax years as of June 30, 2013 and has concluded that no provisions for income tax are required. The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment income, net of amounts eligible to be reclaimed. Dividends and interest receivable on the Statements of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes eligible to be reclaimed are reflected on the Statements of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statements of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to a Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.

f.  Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as deferred Trustee’s fees, distributions in excess of current earnings and foreign currency gains and losses. Permanent book and tax basis differences relating to shareholder distributions, net investment income and net realized gains will result in reclassifications to capital accounts. Temporary differences between book and tax distributable earnings are primarily due to deferred Trustees’ fees, foreign currency exchange contracts mark to market and wash sales. Distributions from net investment income and short-term capital gains are considered to be distributed from ordinary income for tax purposes.

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended December 31, 2012 were as follows:

	2012 Distributions Paid From:
Fund	Ordinary Income	Long-Term Capital Gains	Total
International Value Fund	$515,035	$—	$515,035
International Growth Fund	7,598,784	—	7,598,784

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2013 (Unaudited)

As of December 31, 2012, the capital loss carryforwards and post-October losses were as follows:

	International Value Fund	International Growth Fund
Capital loss carryforward:
Short-term:
Expires December 31, 2016	$—	$(12,556,195)
Expires December 31, 2017	(25,397,706)*	(210,257,749)
No expiration date	(2,154,509)	—
Long-term:
No expiration date	(716,179)	—

Total capital loss carryforwards	$(28,268,394)	$(222,813,944)

Post-October capital loss deferrals**	$(2,459)	$(38,943)

*	The capital loss carryforwards for International Value Fund are subject to limitations pursuant to Section 382 of the Internal Revenue Code.
**	Under current tax law, capital losses, foreign currency losses, and losses on passive foreign investment companies after October 31 may be deferred and treated as occurring on the first day of the following taxable year.

g.  Repurchase Agreements.  It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

h.  Securities Lending.  The Funds have entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Funds, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value (including accrued interest) of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at least 102% of the market value (including accrued interest) of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value (including accrued interest) of loaned securities for non-U.S. equities; and at least 100% of the market value (including accrued interest) of loaned securities for U.S. Government securities, sovereign debt issued by non-U.S. Governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Funds may bear the risk of loss with respect to the investment of the collateral. The Funds invest cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Funds and State Street Bank as lending agent.

For the six months ended June 30, 2013, neither Fund had loaned securities under this agreement.

i.  Indemnifications.  Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

3.  Fair Value Measurements.  In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

—	Level 1 — quoted prices in active markets for identical assets or liabilities;

—

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2013 (Unaudited)

—

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2013, at value:

International Value Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$—	$4,210	$—	$4,210
Short-Term Investments	—	15,726,164	—	15,726,164

Total	$—	$15,730,374	$—	$15,730,374

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the six months ended June 30, 2013, there were no transfers between Levels 1, 2 and 3.

International Growth Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$8,236,522	$—	$8,236,522
Belgium	—	3,169,076	—	3,169,076
China	—	37,972,791	—	37,972,791
Denmark	—	6,956,692	—	6,956,692
France	5,598,710	7,556,072	—	13,154,782
Germany	—	20,915,417	—	20,915,417
Hong Kong	—	3,774,004	—	3,774,004
Italy	—	5,651,330	—	5,651,330
Japan	—	42,875,643	—	42,875,643
Korea	6,787,286	9,274,078	—	16,061,364
Norway	—	4,834,697	—	4,834,697
Singapore	—	11,065,006	—	11,065,006
Spain	—	3,902,337	—	3,902,337
Sweden	—	2,974,508	—	2,974,508
Switzerland	—	29,163,298	—	29,163,298
United Kingdom	3,982,287	44,262,837	—	48,245,124
All Other Common Stocks(a)	25,571,835	—	—	25,571,835

Total Common Stocks	41,940,118	242,584,308	—	284,524,426

Exchange Traded Funds(a)	2,897,933	—	—	2,897,933

Short-Term Investments	—	3,299,529	—	3,299,529

Total	$44,838,051	$245,883,837	$—	$290,721,888

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2013 (Unaudited)

A common stock valued at $5,631,819 was transferred from Level 1 to Level 2 during the period ended June 30, 2013. At June 30, 2013, this security was fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of the security.

All transfers are recognized as of the beginning of the reporting period.

4.  Purchases and Sales of Securities.  For the six months ended June 30, 2013, purchases and sales of securities (excluding short-term investments) were as follows:

Fund	Purchases	Sales
International Value Fund	$3,309,329	$32,928,906
International Growth Fund	91,475,391	330,669,399

5.  Management Fees and Other Transactions with Affiliates.

a.  Management Fees.  Hansberger Global Investors, Inc. (“HGI”), a subsidiary of Natixis Global Asset Management, L.P. (“Natixis US”), which is part of Natixis Global Asset Management, an international asset management group based in Paris, France, serves as investment adviser to each Fund. Under the terms of the management agreements, each Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on each Fund’s average daily net assets:

Fund	Percentage of Average Daily Net Assets
International Value Fund	0.75%
International Growth Fund	0.75%

HGI has given binding undertakings to the Funds to waive management fees and/or reimburse certain expenses to limit the Funds’ operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes and extraordinary expenses. These undertakings are in effect until April 30, 2014 and are reevaluated on an annual basis. Management fees payable, as reflected on the Statements of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings. Waivers/reimbursements that exceed management fees payable are reflected on the Statements of Assets and Liabilities as receivable from investment adviser.

For the six months ended June 30, 2013, the expense limits as a percentage of average daily net assets under the expense limitation agreements were as follows:

	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Institutional Class	Advisor Class
International Value Fund	1.10%	1.25%
International Growth Fund	1.00%	1.15%

HGI shall be permitted to recover expenses it has borne under the expense limitation agreements (whether through waiver of its management fees or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below a class’ expense limits, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2013 (Unaudited)

For the six months ended June 30, 2013, the management fees and waivers of management fees for each Fund were as follows:

	Gross Management Fees	Contractual Waivers of Management Fees[1]	Net Management Fees	Percentage of Average Daily Net Assets
Fund				Gross	Net
International Value Fund	$73,472	$73,300	$172	0.75%	0.00%[2]
International Growth Fund	1,618,584	—	1,618,584	0.75%	0.75%

[1]	Contractual management fee waivers are subject to possible recovery until December 31, 2014.
[2]	Amount rounds to less than 0.01%.

For the six months ended June 30, 2013, class-specific expenses have been reimbursed as follows:

	Reimbursement[3]
Fund	Institutional Class	Advisor Class
International Value Fund	$594	$11,889
International Growth Fund	—	7,126

[3]	Expense reimbursements are subject to possible recovery until December 31, 2014.

No expenses were recovered for either of the Funds during the six months ended June 30, 2013 under the terms of the expense limitation agreements.

b.  Distribution Agreement.  NGAM Distribution, L.P. (“NGAM Distribution”), which is a wholly-owned subsidiary of Natixis US, serves as the distributor of the Funds and provides distribution services pursuant to a distribution agreement. Under the distribution agreement, the Funds do not pay NGAM Distribution for its services.

c.  Administrative Fees.  NGAM Advisors, L.P. (“NGAM Advisors”), provides certain administrative services for the Funds and contracts with State Street Bank to serve as sub-administrator. NGAM Advisors is a wholly-owned subsidiary of Natixis US. Pursuant to an agreement among Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV, Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I, Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”), Hansberger International Series and NGAM Advisors, each Fund pays NGAM Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0575% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion and 0.0350% of such assets in excess of $60 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series of $10 million, which is reevaluated on an annual basis.

For the six months ended June 30, 2013, the administrative fees for each Fund were as follows:

Fund	Administrative Fees
International Value Fund	$4,323
International Growth Fund	95,277

d.  Sub-Transfer Agent Fees.  NGAM Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Accordingly, the Funds have agreed to reimburse NGAM Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to NGAM Distribution are subject to a current per-account equivalent fee limit

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2013 (Unaudited)

approved by the Funds’ Board, which is based on fees for similar services paid to the Funds’ transfer agent and other service providers.

For the six months ended June 30, 2013, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statements of Operations) for each Fund were as follows.

	Sub-Transfer Agent Fees
Fund	Institutional Class	Advisor Class
International Value Fund	$76	$1,568
International Growth Fund	330	2,067

As of June 30, 2013, the Funds owe NGAM Distribution the following reimbursements for sub-transfer agent fees:

	Reimbursements of Sub-Transfer Agent Fees
Fund	Institutional Class	Advisor Class
International Value Fund	$1	$53
International Growth Fund	101	50

e.  Trustees Fees and Expenses.  The Trust does not pay any compensation directly to its officers or Trustees who are directors, officers or employees of NGAM Advisors, NGAM Distribution, Natixis US or their affiliates. Effective January 1, 2013, The Chairperson of the Board receives a retainer fee at the annual rate of $285,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that she attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $115,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, each committee chairman receives an additional retainer fee at an annual rate of $17,500. Each Contract Review and Governance Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Funds until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts, and Hansberger International Series, and are normally reflected as Trustees’ fees and expenses in the Statements of Operations. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees in the Statements of Assets and Liabilities.

6.  Class-Specific Expenses.  For the six months ended June 30, 2013, class-specific transfer agent fees and expenses (including sub-transfer agent fees) for each Fund were as follows:

	Transfer Agent Fees and Expenses
Fund	Institutional Class	Advisor Class
International Value Fund	$594	$15,233
International Growth Fund	3,262	11,780

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2013 (Unaudited)

7.  Line of Credit.  Each Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series, participates in a $200,000,000 committed unsecured line of credit provided by State Street Bank, with an individual limit of $125,000,000 for each fund that participates in the line of credit. Interest is charged to each participating fund based on its borrowings at a rate per annum equal to the greater of the Federal Funds rate or overnight LIBOR, plus 1.25%. In addition, a commitment fee of 0.10% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit.

During the six months ended June 30, 2013, International Growth Fund had an average daily balance on the line of credit (for those days on which there were borrowings) of $17,440,032 at a weighted average interest rate of 1.40%.

8.  Interest Expense.  The Funds may incur interest expense on cash overdrafts at the custodian or from use of the line of credit. Interest expense incurred for the six months ended June 30, 2013 is reflected on the Statements of Operations.

9.  Concentration of Risk.  Each Fund’s investments in foreign securities are subject to foreign currency fluctuations, higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Greater political, economic, credit and information risks are also associated with foreign securities.

The Funds’ investments in emerging markets companies, which may be smaller and have shorter operating histories than companies in developed markets, involves risks in addition to, and greater than, those generally associated with investing in companies in developed foreign markets. The extent of economic development, political stability, market depth, infrastructure, capitalization and regulatory oversight in emerging market economies is generally less than in more developed markets.

10.  Brokerage Commission Recapture.  Certain Funds have entered into agreements with certain brokers whereby the brokers will rebate a portion of brokerage commissions. All amounts rebated by the brokers are returned to the Funds under such agreements and are included in realized gains on investments in the Statements of Operations.

For the six months ended June 30, 2013, neither Fund had any amounts rebated under these agreements.

11.  Concentration of Ownership.  From time to time, the Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Funds. As of June 30, 2013, based on management’s evaluation of the shareholder account base, certain Funds had accounts representing controlling ownership of more than 5% of the Fund’s total outstanding shares. The number of such accounts, based on accounts that represent more than 5% of an individual class of shares, and the aggregate percentage of net assets represented by such holdings was as follows:

Fund	Number of > 5% Account Holders	Percentage of Ownership
International Value Fund	1	75.19%
International Growth Fund	5	58.70%

Omnibus shareholder accounts for which NGAM Advisors understands that the intermediary has discretion over the underlying shareholder accounts are included in the table above. For other omnibus accounts, the Funds do not have information on the individual shareholder accounts underlying omnibus accounts; therefore, there could be other 5% shareholders in addition to those disclosed in the table above.

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2013 (Unaudited)

12.  Capital Shares.  Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	Six Months Ended June 30, 2013		Year Ended December 31, 2012
International Value Fund	Shares	Amount	Shares	Amount

Institutional Class
Issued from the sale of shares	5,560	$48,856	48,179	$374,704
Issued in connection with the reinvestment of distributions	—	—	36,605	305,653
Redeemed	(462,498)	(3,808,370)	(75,353)	(585,004)

Net change	(456,938)	$(3,759,514)	9,431	$95,353

Advisor Class
Issued from the sale of shares	77,151	$659,673	448,344	$3,500,787
Issued in connection with the reinvestment of distributions	—	—	23,252	193,922
Redeemed	(1,090,359)	(9,356,562)	(1,781,391)	(13,848,607)

Net change	(1,013,208)	$(8,696,889)	(1,309,795)	$(10,153,898)

Increase (decrease) from capital share transactions	(1,470,146)	$(12,456,403)	(1,300,364)	$(10,058,545)

	Six Months Ended June 30, 2013		Year Ended December 31, 2012
International Growth Fund	Shares	Amount	Shares	Amount
Institutional Class
Issued from the sale of shares	64,741	$1,017,353	1,540,482	$22,128,571
Issued in connection with the reinvestment of distributions	—	—	343,767	5,252,756
Redeemed	(15,104,953)	(240,870,599)	(10,073,420)	(145,300,294)

Net change	(15,040,212)	$(239,853,246)	(8,189,171)	$(117,918,967)

Advisor Class
Issued from the sale of shares	11,892	$187,838	36,698	$535,779
Issued in connection with the reinvestment of distributions	—	—	3,309	50,589
Redeemed	(64,318)	(1,034,186)	(204,526)	(2,948,052)

Net change	(52,426)	$(846,348)	(164,519)	$(2,361,684)

Increase (decrease) from capital share transactions	(15,092,638)	$(240,699,594)	(8,353,690)	$(120,280,651)

13.  Subsequent Event.  On June 20, 2013, the Board of Trustees approved the liquidation and termination of the International Value Fund. As of June 30, 2013, the sale of the Fund’s assets was substantially completed. The corresponding liquidating distributions to shareholders were completed on July 19, 2013.

14.  Special Meeting of Shareholders.  A special meeting of shareholders of the Trust was held on March 18, 2013 to consider a proposal to elect four Trustees to the Board of Trustees. The proposal was approved by shareholders of the Trust. The results of the shareholder vote were as follows:

Hansberger International Series

Nominee	Voted “FOR”*	Withheld*
Charles D. Baker	13,521,061	14,692
Edmond J. English	13,521,061	14,692
David L. Giunta	13,520,941	14,812
Martin T. Meehan	13,521,061	14,692

*	Trust-wide voting results.

In addition to the Trustees named above, the following also serve as Trustees of the Trust: Daniel M. Cain, Kenneth A. Drucker, Wendell J. Knox, Sandra O. Moose, Erik R. Sirri, Peter J. Smail, Cynthia L. Walker, Robert J. Blanding and John T. Hailer.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included as part of the Report to Shareholders filed as Item 1 herewith.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Securities Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1)	Not applicable.

(a)	(2)

Certifications of Principal Executive Officer and Principal Financial Officer pursuant to

Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith as Exhibits (a)(2)(1) and (a)(2)(2), respectively.

(a)	(3)	Not applicable.

(b)		Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 906 of Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit (b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Hansberger International Series

By:	/s/ David L. Giunta

Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	August 20, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David L. Giunta

Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	August 20, 2013

By:	/s/ Michael C. Kardok

Name:	Michael C. Kardok
Title:	Treasurer
Date:	August 20, 2013